Consolidated Statements of Changes in Equity - USD ($)	Share capital	Share- based payment reserve	Accumulated other comprehensive income	Deficit	Total equity attributable to the equity holders of the Company	Non- controlling interests	Total
Balance at Jun. 30, 2020	$ 145,904,310	$ 16,813,907	$ 7,669,888	$ (40,633,984)	$ 129,754,121	$ (41,370)	$ 129,712,751
Balance (in Shares) at Jun. 30, 2020	152,298,778
Options exercised	$ 1,623,221	(547,064)			1,076,157		1,076,157
Options exercised (in Shares)	1,396,935
Restricted share units vested	$ 1,751,533	(1,751,533)
Restricted share units vested (in Shares)	464,550
Share-based compensation		2,399,366			2,399,366		2,399,366
Common shares issued to acquire mineral property interest	$ 350,479	(350,479)
Common shares issued to acquire mineral property interest (in Shares)	291,000
Spin-out distribution				(6,906,548)	(6,906,548)		(6,906,548)
Net loss				(6,566,440)	(6,566,400)	(7,934)	(6,574,374)
Currency translation adjustment			5,971,491		5,971,491	45,714	6,017,205
Balance at Jun. 30, 2021	$ 149,629,543	16,564,197	13,641,379	(54,106,972)	125,728,147	(3,590)	125,724,557
Balance (in Shares) at Jun. 30, 2021	154,451,263
Options exercised	$ 2,677,895	(895,000)			1,782,895		1,782,895
Options exercised (in Shares)	1,838,331
Restricted share units vested	$ 1,400,138	(1,400,138)
Restricted share units vested (in Shares)	342,233
Share-based compensation		1,126,427			1,126,427		1,126,427
Net loss				(6,420,885)	(6,420,885)	(50,783)	(6,471,668)
Currency translation adjustment			(1,936,430)		(1,936,430)	(16,826)	(1,953,256)
Balance at Jun. 30, 2022	$ 153,707,576	$ 15,395,486	$ 11,704,949	$ (60,527,857)	$ 120,280,154	$ (71,199)	$ 120,208,955
Balance (in Shares) at Jun. 30, 2022	156,631,827